Risk information - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2023	Dec. 31, 2022
Risk information
Net exposure	kr 413.2	kr 438.2
Central governments
Risk information
Net exposure	205.9	227.3
Regional governments
Risk information
Net exposure	12.6	23.3
Multilateral development banks
Risk information
Net exposure	5.0	6.5
Public sector entity
Risk information
Net exposure		2.1
Financial institutions
Risk information
Net exposure	33.3	33.6
Corporates
Risk information
Net exposure	156.4	145.4
Middle East/ Africa/Turkey
Risk information
Net exposure	0.7	0.3
Middle East/ Africa/Turkey | Central governments
Risk information
Net exposure	0.0	0.0
Middle East/ Africa/Turkey | Financial institutions
Risk information
Net exposure	0.1	0.1
Middle East/ Africa/Turkey | Corporates
Risk information
Net exposure	0.6	0.2
Asia excl. Japan
Risk information
Net exposure	1.0	1.6
Asia excl. Japan | Central governments
Risk information
Net exposure	0.2	0.3
Asia excl. Japan | Multilateral development banks
Risk information
Net exposure		0.3
Asia excl. Japan | Corporates
Risk information
Net exposure	0.8	1.0
Japan
Risk information
Net exposure	3.0	3.9
Japan | Central governments
Risk information
Net exposure	0.5	2.4
Japan | Financial institutions
Risk information
Net exposure	0.1	0.2
Japan | Corporates
Risk information
Net exposure	2.4	1.3
North America
Risk information
Net exposure	10.0	9.7
North America | Central governments
Risk information
Net exposure	0.5	0.8
North America | Multilateral development banks
Risk information
Net exposure	1.0	1.1
North America | Financial institutions
Risk information
Net exposure	1.8	1.3
North America | Corporates
Risk information
Net exposure	6.7	6.5
Latin America
Risk information
Net exposure	3.7	3.8
Latin America | Corporates
Risk information
Net exposure	3.7	3.8
Sweden
Risk information
Net exposure	308.4	323.5
Sweden | Central governments
Risk information
Net exposure	180.9	191.3
Sweden | Regional governments
Risk information
Net exposure	11.2	19.2
Sweden | Financial institutions
Risk information
Net exposure	18.3	16.0
Sweden | Corporates
Risk information
Net exposure	98.2	97.0
West European countries excl. Sweden
Risk information
Net exposure	83.3	91.9
West European countries excl. Sweden | Central governments
Risk information
Net exposure	21.7	30.3
West European countries excl. Sweden | Regional governments
Risk information
Net exposure	1.3	4.1
West European countries excl. Sweden | Multilateral development banks
Risk information
Net exposure	4.0	5.1
West European countries excl. Sweden | Public sector entity
Risk information
Net exposure		2.1
West European countries excl. Sweden | Financial institutions
Risk information
Net exposure	13.0	15.9
West European countries excl. Sweden | Corporates
Risk information
Net exposure	43.3	34.4
Central-East European countries
Risk information
Net exposure	3.1	3.5
Central-East European countries | Central governments
Risk information
Net exposure	2.1	2.2
Central-East European countries | Regional governments
Risk information
Net exposure	0.1
Central-East European countries | Financial institutions
Risk information
Net exposure		0.1
Central-East European countries | Corporates
Risk information
Net exposure	kr 0.9	kr 1.2